Other Real Estate and Other Assets Acquired in Settlement of Loans - Schedule of Real Estate and Other Assets Acquired in Settlement of Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of real estate and other assets acquired in settlement of loans
Total	$ 98	$ 3,449
Less valuation allowance for other real estate owned	0	(2,003)	$ (5,950)	$ (2,664)
Total other real estate owned	98	1,446
Real estate construction − commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	2,549
Real estate mortgage − residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	0	42
Real Estate Mortgage - Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 98	$ 858